[LOGO OF LINCOLN FINANCIAL GROUP]



                                    Lincoln
                                    National
                                    Variable
                                    Annuity


                                                                    Fund A
                                                                 Semi-Annual
                                                                    Report
                                                                June 30, 2000

[LOGO OF LINCOLN FINANCIAL GROUP]


July 2000



Dear Participant:

I am pleased to send you the semi-annual report for the Lincoln National Variable Annuity Fund A for the period ending June 30, 2000.

The first half of 2000 was a tale of two quarters. The first quarter saw a continuation of the generally strong market performance of the last several years. Equity funds, generally fared much better than fixed-income funds and growth-oriented investing continued to outpace value-oriented investing.

The second quarter saw a reversal of that trend. Equity funds generally had negative returns. In addition, growth-oriented investing generally was hurt more than value-oriented investing.

For the first six months of 2000, Variable Annuity Fund A returned -0.6% compared to its benchmark, the S & P 500 Index*, which returned -0.5%. SEC required annualized performance figures for the period-ending June 30, 2000 were 1.7% for 1 year, 19.4% for 5 years and 15.0% for 10 years.

Since Fund A is a vehicle for accumulating retirement savings, the sub-advisor, Vantage Investment Advisors, continues to manage the fund to seek conservative growth. We believe this conservative growth investment style, focused on reducing risk, is appropriate for retirement savings plans like Fund A.

Please review the semi annual report carefully, including the commentary, to learn more about the holdings and performance of the fund. Your sales representative will be happy to answer your questions or you may call Lincoln Life customer service at 1-800-4LINCOLN (800-454-6265) or visit us at our web site, www.LincolnLife.com.

Thank you for allowing Lincoln Life to be a part of your retirement planning. We appreciate your continued confidence in us to help meet your financial goals.

Sincerely yours,




Kelly D. Clevenger

Vice President


*An index is unmanaged and one cannot invest directly in an index.

Portfolio manager's
summary and comparison

Managed by  [LOGO OF VANTAGE INVESTMENT ADVISORS]


For the period ended June 30, 2000, the Fund's return of -0.6% was in line with that of its benchmark, the S&P 500 Index, return of -0.5%.

Stocks had mixed results in the first half of 2000, with various market segments delivering dramatically different returns in both positive and negative territory. The year began with a sigh of relief after Y2K passed without incident, followed by a sell-off with investors reaping the bounty of the previous year's gains. By the end of February, technology stocks and growth stocks were delivering robust, positive returns and old economy stocks and value stocks were losing money. The biggest driver for broad market returns this year was the future direction of interest rates. Any indication of higher rates led to market declines while economic releases that argued for stable rate policy were reasons for celebration. The Fed raised rates three times in the first six months of the year in response to the perceived threat of inflation, beginning in February.

Growth stocks outperformed value stocks in the first six months only because they got off to a large head start in January and February. As the forecasted effects of the Fed's tightening policy began to impact future earnings projections for growth companies, these companies corrected and value stocks held up on a relative basis. This helped Variable Fund A which places a strong emphasis on companies with attractive current valuations.

Enrique Chang     Christopher Harvey

Statement of Net Assets - Unaudited

June 30, 2000

Investments:

                                            Number     Market
Common Stock:                               of Shares  Value
-------------------------------------------------------------------
Aerospace & Defense: 0.7%
-------------------------------------------------------------------
General Dynamics                             15,100    $ 788,975
Northrop                                      2,500      165,625
-------------------------------------------------------------------
                                                         954,600
Automobiles & Auto Parts: 1.6%
-------------------------------------------------------------------
AutoNation *                                 39,400      278,262
Ford Motor                                   25,200    1,083,600
General Motors                                4,400      255,475
Hertz-Class A                                 4,200      117,862
Navistar International *                     14,100      437,981
Visteon *                                     3,300       40,007
-------------------------------------------------------------------
                                                       2,213,187
Banking, Finance & Insurance: 12.8%
-------------------------------------------------------------------
Allstate                                      8,600      191,350
Ambac Financial Group                         3,200      175,400
American International Group                 10,000    1,175,000
AmeriTrade Holding Class A *                 13,200      153,450
AmSouth Bancorporation                       58,500      921,375
Astoria Financial                             6,000      154,500
Bank of America                              20,600      885,800
Bank One                                     22,095      586,903
Bear Stearns                                  7,035      292,832
Chase Manhattan                              35,850    1,651,341
Cigna                                         3,000      280,500
Citigroup                                    49,498    2,982,254
Conseco                                      44,600      434,850
Dime Bancorp                                 32,000      504,000
E*Trade Group *                               9,600      158,400
Edwards (A.G.)                                5,000      195,000
Federal Home Loan                             4,700      190,350
Federal National Mortgage                     4,000      208,750
Firstar                                      12,200      256,962
Fleet Boston Financial                       18,239      620,126
Lehman Brothers Holdings                      5,600      529,550
MBIA                                         10,400      501,150
Merrill Lynch & Company                       4,200      483,000
Metris                                       16,181      406,542
MGIC Investment                               4,200      191,100
Morgan (J.P.)                                 7,700      847,963
Morgan Stanley Dean Witter                   11,400      949,050
Paine Webber Group                           30,900    1,405,950
SLM Holding                                  14,900      557,819
Washington Mutual                             8,300      239,663
-------------------------------------------------------------------
                                                      18,130,930
Buildings & Materials: 0.3%
-------------------------------------------------------------------
American Standard *                           3,900      159,900
Centex                                        8,400      197,400
-------------------------------------------------------------------
                                                         357,300
Business Services: 0.1%
-------------------------------------------------------------------
Young & Rubicam                               3,200      183,000
-------------------------------------------------------------------

Cable, Media & Publishing: 4.4%
-------------------------------------------------------------------
Donnelley & Sons                             30,200      681,387
Dow Jones                                     3,300      241,725
Gannett                                       2,800      167,475
Harte-Hanks                                   7,300      182,500
Knight-Ridder                                12,600      670,163
McGraw-Hill                                  20,200    1,090,800
New York Times                               33,200    1,311,400
Omnicom Group                                15,500    1,380,469
Readers Digest Association                    6,000      238,500
Valassis Communications *                     5,000      190,625
Wallace Computer Services                    11,900      117,513
-------------------------------------------------------------------
                                                       6,272,557

                                            Number     Market
Chemicals: 1.4%                             of Shares  Value
-------------------------------------------------------------------
Avery Dennison                                2,700   $  181,237
Beckman Coulter                               3,300      192,637
Cytec Industries *                            5,300      130,844
Dow Chemical                                 36,000    1,086,750
Lubrizol                                      7,600      159,600
W.R. Grace & Company *                       23,400      283,725
-------------------------------------------------------------------
                                                       2,034,793
Computers & Technology: 20.8%
-------------------------------------------------------------------
3Com *                                        5,400      311,175
Adobe Systems                                 5,500      715,000
America Online *                             31,100    1,640,525
Apple Computer *                             13,600      712,300
BMC Software *                                4,600      167,828
Cisco Systems *                              72,200    4,589,212
CMGI *                                        3,100      142,019
Compaq Computer                              13,600      347,650
Computer Associates International             7,831      400,849
Dell Computer *                              25,800    1,272,262
Electronic Data Systems                       3,200      132,000
EMC *                                        23,400    1,800,337
First Data                                    8,300      411,887
Hewlett-Packard                              10,200    1,273,725
Infospace.com *                               3,000      165,750
International Business Machines              23,200    2,541,850
Jabil Circuit *                               8,700      431,738
Lexmark International Group A *               2,000      134,500
Macromedia *                                  3,000      290,063
Micron Technology *                           8,900      783,756
Microsoft *                                  45,400    3,632,000
Oracle *                                     32,000    2,690,000
PerkinElmer                                   2,900      191,763
Pitney Bowes                                  4,000      160,000
Priceline.com *                               4,000      151,938
Scient *                                      3,000      132,375
SDL *                                           800      228,150
Siebel Systems *                              2,500      408,906
Sun Microsystems *                           23,200    2,109,750
Symantec *                                    7,300      393,744
Unisys *                                      6,800       99,025
VeriSign *                                    1,613      284,606
Veritas Software *                            1,800      203,428
WebMethods *                                  1,200      188,625
Xerox                                         6,700      139,025
Yahoo *                                       2,000      247,750
-------------------------------------------------------------------
                                                      29,525,511
Consumer Products: 2.6%
-------------------------------------------------------------------
Avon Products                                 5,400      240,300
Clorox                                        4,200      188,212
Corning                                       6,600    1,781,175
Kimberly-Clark                                9,500      545,063
Minnesota Mining & Manufacturing              2,200      181,500
Procter & Gamble                             11,600      664,100
-------------------------------------------------------------------
                                                       3,600,350
Electronics & Electrical Equipment: 13.0%
-------------------------------------------------------------------
Advanced Micro Devices *                      2,000      154,500
Agilent Technologies *                        3,890      286,887
Analog Devices *                             10,000      760,000
Arrow Electronics *                           4,600      142,600
Avnet                                         3,400      201,450
AVX                                          11,600      266,075
Broadcom-Class A *                            1,100      240,831
Eaton                                         8,400      562,800
FirstEnergy                                  32,100      750,337
General Electric                            119,400    6,328,200
Intel                                        41,800    5,588,138
JDS Uniphase *                                3,500      419,563
Motorola                                     18,000      523,125
National Semiconductor *                      7,000      397,250
Solectron *                                   7,800      326,625
Texas Instruments *                          17,400    1,195,163
Vishay Intertechnology *                      8,550      324,366
-------------------------------------------------------------------
                                                      18,467,910

                                            Number     Market
Energy: 6.4%                                of Shares  Value
-------------------------------------------------------------------
Amerada Hess                                  2,700  $   166,725
BP Amoco - ADR                               24,300    1,374,469
Chevron                                       1,900      161,144
Conoco                                        7,100      156,200
Enron                                        15,000      967,500
Exxon Mobil                                  38,100    2,990,850
Occidental Petroleum                         29,000      610,813
Royal Dutch Petroleum                        18,000    1,108,125
Texaco                                       13,600      724,200
USX-Marathon Group                           33,200      832,075
-------------------------------------------------------------------
                                                       9,092,101
Environmental Services: 0.1%
-------------------------------------------------------------------
PE Corp - PE Biosystems Group                 2,600      171,275
-------------------------------------------------------------------

Food, Beverage & Tobacco: 4.2%
-------------------------------------------------------------------
Coca Cola                                     3,700      212,519
ConAgra                                       7,900      150,594
Fortune Brands                                7,000      161,437
General Mills                                30,700    1,174,275
Heinz (H.J.)                                 22,250      973,437
Philip Morris                                45,700    1,213,906
Quaker Oats                                  11,200      841,400
Ralston-Purina Group                          8,500      169,469
RJ Reynolds Tobacco Holdings                 20,800      581,100
Suiza Foods *                                10,000      488,750
-------------------------------------------------------------------
                                                       5,966,887
Healthcare & Pharmaceuticals: 10.7%
-------------------------------------------------------------------
Allergan                                      3,700      275,650
Amgen *                                      14,500    1,018,625
Boston Scientific *                          13,200      289,575
Bristol-Myers Squibb                         31,000    1,805,750
Cardinal Health                               9,400      695,600
Genzyme-General Division *                    3,100      184,256
Johnson & Johnson                            11,900    1,212,313
Lilly (Eli)                                  12,200    1,218,475
Mallinckrodt                                  6,400      278,000
Medtronic                                    12,862      640,689
Merck & Company                              32,600    2,497,975
Millipore                                     2,500      188,438
Pfizer                                       54,725    2,626,800
Schering-Plough                              45,000    2,272,500
-------------------------------------------------------------------
                                                      15,204,646
Industrial Machinery: 1.5%
-------------------------------------------------------------------
Applied Materials *                          13,800    1,250,625
Dover                                         7,900      320,444
Ingersoll-Rand                                9,250      372,312
SPX *                                         1,600      193,500
-------------------------------------------------------------------
                                                       2,136,881
Leisure, Lodging & Entertainment: 0.9%
-------------------------------------------------------------------
Carnival Cruise Lines                        15,200      296,400
Eastman Kodak                                 7,500      446,250
Walt Disney                                  12,200      473,512
-------------------------------------------------------------------
                                                       1,216,162
Metals & Mining: 0.1%
-------------------------------------------------------------------
USX-U.S. Steel Group                          7,900   146,644
-------------------------------------------------------------------

Paper & Forest Products: 0.6%
-------------------------------------------------------------------
Georgia-Pacific                               7,200      189,000
Georgia-Pacific (Timber Group)               12,500      270,312
Temple-Inland                                 3,600      151,200
Weyerhaeuser                                  6,700      288,100
-------------------------------------------------------------------
                                                         898,612
Retail: 4.0%
-------------------------------------------------------------------
Albertson's                                   6,000      199,500
Best Buy *                                    4,400      278,300
CDW Computer Centers *                        2,800      175,000
Gap                                           3,000       93,750
Home Depot                                   21,600    1,078,650
Lowe's                                       18,000      739,125

                                            Number     Market
Retail (Cont.)                              of Shares  Value
-------------------------------------------------------------------
Sears, Roebuck                                5,100   $  166,388
Sherwin-Williams                              7,100      150,431
Tiffany                                       3,000      202,500
TJX Companies New                            28,600      536,250
Wal-Mart Stores                              36,100    2,080,263
-------------------------------------------------------------------
                                                       5,700,157
Telecommunications: 9.7%
-------------------------------------------------------------------
ADC Telecommunications *                      2,300      192,912
A T & T                                      35,700    1,129,012
Bell Atlantic *                              41,000    2,083,312
BellSouth                                    49,800    2,122,725
Copper Mountain Networks *                    2,900      255,562
GTE                                           8,800      547,800
Lucent Technologies                          38,500    2,281,125
Network Appliance *                           2,000      161,000
Quallcomm *                                   5,900      354,000
SBC Communications                           52,763    2,282,000
Tellabs *                                     6,100      417,469
U.S.West                                     14,800    1,269,100
Worldcom *                                   15,800      724,825
-------------------------------------------------------------------
                                                      13,820,842
Textiles, Apparel & Furniture: 0.9%
-------------------------------------------------------------------
Johnson Controls                             21,400    1,098,088
Tommy Hilfiger *                             22,800      171,000
-------------------------------------------------------------------
                                                       1,269,088
Transportation & Shipping: 0.9%
-------------------------------------------------------------------
Canadian National Railway                     8,400      245,175
Canadian Pacific                              7,400      193,787
Continental Airlines Class B *               10,900      512,300
Delta Air Lines                               3,800      192,137
Union Pacific                                 4,100      152,469
-------------------------------------------------------------------
                                                       1,295,868
Utilities: 1.6%
-------------------------------------------------------------------
General Public Utilities                     33,600      909,300
Minnesota Power & Light                      16,400      283,925
Public Service Enterprise Group               7,300      252,763
Sprint                                        6,400      326,400
TXU                                          14,700      433,650
-------------------------------------------------------------------
                                                       2,206,038
Total Common Stock: 99.3%
(Cost $95,815,515)                                   140,865,339
-------------------------------------------------------------------

Total Investments: 99.3%
-------------------------------------------------------------------
(Cost $95,815,515)                                   140,865,339
-------------------------------------------------------------------
Other Assets Over Liabilities: 0.7%                      993,389
-------------------------------------------------------------------
Net Assets: 100.00%                                  141,858,728
-------------------------------------------------------------------
Net Assets are represented by:
 Value of accumulation units:
   6,008,358 units at $21.706 unit value            $130,417,338
 Annuity reserves:
   139,984 units at $21.706 unit value                 3,038,499
   297,996 units at $28.198 unit value                 8,402,891
  --------
   437,980 units
  ========
-------------------------------------------------------------------
                                                    $141,858,728
-------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

Statement of Operations - Unaudited

For the Six Months Ended June 30, 2000

Investment Income:
   Dividends                                                            $   947,328
   Interest                                                                   2,119
                                                                        -----------
                                                                            949,447
Expenses:
   Investment management services                         $   231,709
   Mortality and expense guarantees                           683,532       915,241
                                                          -------------------------
Net Investment Income                                                        34,206

Net Realized and Unrealized Gain (Loss) on Investments
   Net realized gain on investments                        17,690,745
   Decrease in net unrealized appreciation/depreciation
   of investments                                         (18,744,645)
                                                          -----------
   Net Realized and Unrealized Gain (Loss) on Investments                (1,053,900)
                                                                        -----------

Net Decrease in Net Assets Resulting from Operations                    $(1,019,694)
                                                                        -----------

Statements of Changes in Net Assets

                                            Six Months
                                            Ended 6/30/2000  Year Ended
                                            (Unaudited)      12/31/1999
                                           --------------------------------
Changes from operations:
   Net investment income                     $     34,206    $     198,359
   Net realized gain on investments            17,690,745       19,679,915
   Increase (decrease) in net unrealized
     appreciation/depreciation of investments (18,744,645)       2,724,731
                                           --------------------------------

Net increase (decrease) in net assets
 resulting from operations                     (1,019,694)      22,603,005

Net decrease from equity transactions          (8,525,261)     (17,266,505)
                                           --------------------------------

Total increase (decrease) in net assets        (9,544,955)       5,336,500

Net assets at beginning of period             151,403,683      146,067,183
                                           --------------------------------

Net assets at end of period                  $141,858,728     $151,403,683
                                           ================================


See accompanying notes to financial statements.

Notes to Financial Statements - Unaudited
June 30, 2000

1. Significant accounting policies
The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith or under the direction of the Company's Board of Directors.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2000 amounted to $27,893,200 and $36,496,204, respectively.

3. Expenses and sales charges
Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $3,614 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly the Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the six months ended June 30, 2000, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. Net assets
Net assets at June 30, 2000 consisted of the following:

   Equity transactions                            ($191,595,110)
   Accumulated net investment income                 74,189,667
   Accumulated net realized gain on investments     214,214,347
   Net unrealized appreciation of investments        45,049,824
                                                  -------------
                                                   $141,858,728
                                                  =============

5. Summary of changes in equity transactions

                                               Six Months Ended                Year Ended
                                           June 30, 2000 (Unaudited)       December 31, 1999
                                          ------------------------------------------------------
                                              Units       Amount         Units         Amount
                                          ------------ -------------   ----------   ------------
Accumulation Units:
   Balance at beginning of period           6,365,652  ($172,779,126)   7,176,135   ($157,189,530)
   Contract purchases                          47,158        975,492       77,390       1,512,095
   Terminated contracts                      (404,452)    (8,648,292)    (887,873)    (17,101,691)
                                            ---------  -------------    ---------   -------------

Balance at end of period                    6,008,358  ($180,451,926)   6,365,652   ($172,779,126)
                                            =========  =============    =========   =============

Annuity Reserves:
   Balance at beginning of period             471,783   ($10,290,723)     530,280     ($8,613,814)
   Annuity payments                           (33,803)      (852,461)     (58,497)     (1,676,909)
   Receipt of guarantee
    mortality adjustments                           -              -            -               -
                                            ---------  -------------    ---------   -------------

Balance at end of period                      437,980   ($11,143,184)     471,783    ($10,290,723)
                                            =========  =============    =========   =============

6. Supplemental information - selected per unit data and ratios
The following is selected financial data for an accumulation unit outstanding throughout each period:

                                Six Months
                                --------------------------------------------------------
                                Ended 6/30/00  Year ended December 31,
                                --------------------------------------------------------
                                (Unaudited)    1999    1998    1997     1996    1995
                                --------------------------------------------------------
Investment income                 $0.143     $ 0.283  $ 0.301  $ 0.286  $ 0.267 $ 0.251
Expenses                           0.138       0.256    0.217    0.178    0.139   0.114
                                 -------     -------  -------  -------  ------- -------

Net investment income              0.005       0.027    0.084    0.108    0.128   0.137

Net realized and unrealized
  gain (loss) on investments      (0.144)      3.106    3.028    3.755    1.735   2.539

Increase (decrease) in
  accumulation unit value         (0.139)      3.133    3.112    3.863    1.863   2.676
Accumulation unit value
  at beginning of period          21.845      18.712   15.600   11.737    9.874   7.198
                                 -------     -------  -------  -------  ------- -------


Accumulation unit value
  at end of period               $21.706     $21.845  $18.712  $15.600  $11.737  $9.874
                                 =======     =======  =======  =======  ======= =======



Ratio of expenses to average
  net assets                        1.31%*      1.28%    1.28%    1.27%    1.28%   1.28%
Ratio of net investment income
  to average net assets             0.53%*      0.51%    0.54%    0.77%    1.17%   1.65%
Portfolio turnover rate            19.46%      21.46%   31.10%   32.56%   49.94%  48.95%
Number of accumulation units
  outstanding at end of period
  (expressed in thousands)
    Accumulation units:            6,008       6,366    7,176    7,723    8,462   9,569
    Reserve units:                   438         472      530      600      700     831

* Annualized